Investments in associates and joint venture - Statements of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in associates and joint ventures
Current assets	$ 577,762	$ 620,380
Non-current assets	3,956,037	3,882,847
Current liabilities	(441,605)	(379,597)
Non-current liabilities	(922,983)	(960,689)
Equity	3,169,211	3,162,941	$ 2,538,531	$ 2,799,857
Equity, adjusted	3,169,211	3,162,941	2,538,531	2,799,857
Sociedads Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Current assets	1,789,427	1,946,762
Non-current assets	6,141,483	6,047,101
Current liabilities	(460,991)	(564,058)
Non-current liabilities	(789,545)	(778,378)
Equity	6,680,374	6,651,427	6,127,006	5,635,328
Equity, adjusted	$ 6,680,374	$ 6,651,427	$ 6,127,006	$ 5,635,328